LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								11 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2018
Loss Per Share, Basic and Diluted [Abstract]
Net loss for basic and diluted loss per common shares	$ 4,865	$ (13,413)	$ 1,844	$ (540)	$ (3,112)	$ (574)	$ 1,273	$ (7,761)	$ (10,174)	$ (7,244)
Shares [Abstract]
Weighted-average common shares outstanding - basic and diluted (in shares)					17,227,682	17,227,682	17,227,682	17,227,682	17,227,682	25,484,386
Net loss per common share - basic and diluted (in dollars per share)					$ (0.18)	$ (0.03)	$ 0.07	$ (0.45)	$ (0.59)	$ (0.28)
Options [Member]
Shares [Abstract]
Securities excluded from computation of diluted loss per share (in shares)									0	2,900,000
Restricted Stock Units [Member]
Shares [Abstract]
Securities excluded from computation of diluted loss per share (in shares)										21,200
Warrants [Member]
Shares [Abstract]
Securities excluded from computation of diluted loss per share (in shares)									0	9,000,000